Jointly Owned Utility Facilities Jointly Owned Utility Facilities (Tables)	12 Months Ended
Dec. 31, 2015
MidAmerican Energy Company [Member]
Jointly Owned Utility Plant Interests [Line Items]
Schedule of Jointly Owned Utility Plants [Table Text Block]
The amounts shown in the table below represent MidAmerican Energy's share in each jointly owned facility as of December 31, 2015 (dollars in millions):

			Accumulated	Construction
	Company	Plant in	Depreciation and	Work in
	Share	Service	Amortization	Progress

Louisa Unit No. 1	88.0%	$757	$405	$7
Quad Cities Unit Nos. 1 & 2(1)	25.0	672	340	27
Walter Scott, Jr. Unit No. 3	79.1	608	297	6
Walter Scott, Jr. Unit No. 4(2)	59.7	448	91	—
George Neal Unit No. 4	40.6	305	148	1
Ottumwa Unit No. 1	52.0	554	184	3
George Neal Unit No. 3	72.0	415	153	—
Transmission facilities(3)	Various	245	83	2
Total		$4,004	$1,701	$46

(1)	Includes amounts related to nuclear fuel.

(2)	Plant in service and accumulated depreciation and amortization amounts are net of credits applied under Iowa revenue sharing arrangements totaling $319 million and $67 million, respectively.

(3)	Includes 345 and 161 kilovolt transmission lines and substations.